Organization, Basis of Presentation and Summary of Significant Accounting Policies - Summary of Premises and Equipment Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Accumulated depreciation and amortization	$ (25,720)	$ (14,139)
Premises and equipment, net	107,572	61,365
Furniture and Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 24,325	17,976
Furniture and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Furniture and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years
Computer Software
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 3,644	1,480
Computer Software | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	1 year
Computer Software | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 104,074	50,633
Construction in Progress
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 1,249	$ 5,415